SEGMENTED INFORMATION (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENTED INFORMATION
Revenues	25,306	27,053	21,520
Commodity and gas distribution costs	(19,786)	(21,145)	(16,525)
Operating and administrative	(2,890)	(2,281)	(2,032)
Depreciation and amortization	(1,206)	(1,112)	(1,017)
Environmental costs, net of recoveries	88	116	(619)
Total operating income	1,512	2,631	1,327
Income (loss) from equity investments	160	210	228
Other income/(expense)	240	117	318
Interest income/(expense)	(841)	(928)	(865)
Income taxes recovery/(expense)	(128)	(526)	(227)
Earnings before extraordinary loss	943	1,504	781
Extraordinary loss, net of tax		(262)
Earnings	943	1,242	781
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(228)	(409)	170
Preference share dividends	(105)	(13)	(7)
Earnings attributable to Enbridge Inc. common shareholders	610	820	944
Additions to property, plant and equipment	5,469	3,511	3,149
Total Assets	47,172	41,494
Liquids Pipelines
SEGMENTED INFORMATION
Revenues	2,452	1,942	1,627
Operating and administrative	(943)	(752)	(579)
Depreciation and amortization	(363)	(322)	(303)
Total operating income	1,146	868	745
Income (loss) from equity investments	46	5	9
Other income/(expense)	(7)	31	139
Interest income/(expense)	(250)	(256)	(224)
Income taxes recovery/(expense)	(205)	(140)	(136)
Earnings before extraordinary loss	730	508	533
Earnings	730	508	533
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(4)	(3)	(2)
Earnings attributable to Enbridge Inc. common shareholders	726	505	531
Additions to property, plant and equipment	2,092	958	764
Total Assets	15,252	12,348
Gas Distribution
SEGMENTED INFORMATION
Revenues	2,438	2,516	2,484
Commodity and gas distribution costs	(1,220)	(1,282)	(1,249)
Operating and administrative	(528)	(508)	(508)
Depreciation and amortization	(336)	(320)	(310)
Total operating income	354	406	417
Other income/(expense)	83	(12)	(17)
Interest income/(expense)	(164)	(166)	(179)
Income taxes recovery/(expense)	(66)	(54)	(66)
Earnings before extraordinary loss	207	174	155
Extraordinary loss, net of tax		(262)
Earnings	207	(88)	155
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests			(5)
Earnings attributable to Enbridge Inc. common shareholders	207	(88)	150
Additions to property, plant and equipment	438	483	387
Total Assets	7,416	7,189
Gas Pipelines, Processing and Energy Services
SEGMENTED INFORMATION
Revenues	13,745	13,599	9,604
Commodity and gas distribution costs	(14,283)	(13,051)	(9,386)
Operating and administrative	(289)	(138)	(105)
Depreciation and amortization	(62)	(75)	(55)
Total operating income	(889)	335	58
Income (loss) from equity investments	108	153	151
Other income/(expense)	30	40	28
Interest income/(expense)	(51)	(56)	(51)
Income taxes recovery/(expense)	325	(166)	(61)
Earnings before extraordinary loss	(477)	306	125
Earnings	(477)	306	125
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	(1)
Earnings attributable to Enbridge Inc. common shareholders	(478)	305	125
Additions to property, plant and equipment	837	850	1,114
Total Assets	5,119	4,468
Sponsored Investments
SEGMENTED INFORMATION
Revenues	6,671	8,996	7,805
Commodity and gas distribution costs	(4,283)	(6,812)	(5,890)
Operating and administrative	(1,076)	(847)	(807)
Depreciation and amortization	(431)	(383)	(339)
Environmental costs, net of recoveries	88	116	(619)
Total operating income	969	1,070	150
Income (loss) from equity investments	53	57	59
Other income/(expense)	49	68	36
Interest income/(expense)	(397)	(350)	(280)
Income taxes recovery/(expense)	(169)	(171)	(44)
Earnings before extraordinary loss	505	674	(79)
Earnings	505	674	(79)
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(223)	(405)	177
Earnings attributable to Enbridge Inc. common shareholders	282	269	98
Additions to property, plant and equipment	1,993	1,187	884
Total Assets	15,780	13,492
Earnings from assets prior to date of transfer	33	71	42
Corporate
SEGMENTED INFORMATION
Operating and administrative	(54)	(36)	(33)
Depreciation and amortization	(14)	(12)	(10)
Total operating income	(68)	(48)	(43)
Income (loss) from equity investments	(47)	(5)	9
Other income/(expense)	85	(10)	132
Interest income/(expense)	21	(100)	(131)
Income taxes recovery/(expense)	(13)	5	80
Earnings before extraordinary loss	(22)	(158)	47
Earnings	(22)	(158)	47
Preference share dividends	(105)	(13)	(7)
Earnings attributable to Enbridge Inc. common shareholders	(127)	(171)	40
Additions to property, plant and equipment	109	33
Total Assets	3,605	3,997
Interest Income - intersegment	336	239	188